Business Segment Information (Capital Expenditures) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Feb. 29, 2020	Feb. 28, 2019
Disclosure of operating segments [line items]
Total of capital expenditures and equipment costs (net)	$ 291	$ 249	$ 600	$ 628
Additions to property, plant and equipment	248	220	518	556
Additions to equipment costs (net)	7	10	18	19
Additions to other intangibles	36	19	64	53
Less: Proceeds on disposal of property, plant and equipment	(1)	(13)	(1)	(13)
Operating segments [Member]
Disclosure of operating segments [line items]
Capital expenditures accrual basis	269	269	518	530
Total of capital expenditures and equipment costs (net)	276	279	536	550
Additions to property, plant and equipment	248	220	518	556
Additions to equipment costs (net)	7	10	18	19
Additions to other intangibles	36	19	64	53
Increase in working capital and other liabilities related to capital expenditures	(14)	43	(63)	(66)
Decrease in customer equipment financing receivables	0	0	0	1
Less: Proceeds on disposal of property, plant and equipment	(1)	(13)	(1)	(13)
Wireline [Member] | Operating segments [Member]
Disclosure of operating segments [line items]
Capital expenditures accrual basis	216	185	410	380
Equipment costs (net of revenue)	7	10	18	20
Total of capital expenditures and equipment costs (net)	223	195	428	400
Wireless [Member] | Operating segments [Member]
Disclosure of operating segments [line items]
Capital expenditures accrual basis	53	84	108	150
Total of capital expenditures and equipment costs (net)	$ 53	$ 84	$ 108	$ 150